Other Intangible Assets - Identified Intangible Assets Recognized (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	$ 1,405.8	$ 1,405.8
Accumulated Amortization	(204.0)	(161.9)
indefinite-lived intangible assets, Gross Carrying Amount	11.0	11.0
Total intangible assets	1,416.8	1,416.8
VODA
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	782.0	782.0
Accumulated Amortization	(54.9)	(43.5)
VOCRA
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	361.8	361.8
Accumulated Amortization	(87.3)	(69.4)
Trade names
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	190.0	190.0
Accumulated Amortization	(27.0)	(21.4)
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	72.0	72.0
Accumulated Amortization	$ (34.8)	$ (27.6)